Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2020
T. Rowe Price Global Industrials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE Global Industrials Fund Investor Class I Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by companies in the industrials sector. Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The fund normally invests in at least five different countries, some of which may be located in emerging markets.

Stock selection is based on intensive fundamental research that assesses industry trends and companies’ long-term prospects. The fund may purchase securities issued by companies of any size but generally seeks companies the portfolio manager believes are growing market share, benefitting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well. The portfolio manager may consider, among other factors, a company’s growth potential, valuation, cash flows and overall financial condition, strength of processes, and competitive position in its industry. The fund may purchase value stocks that possess the ability to improve margins and growth rates or have some other company-specific catalyst expected to unlock value. The fund may also seek reasonably priced growth stocks with strong competitive positions and above-market earnings growth in attractive industries. The fund invests in a wide variety of industries within the industrials sector, which include, but are not limited to:
  aerospace and defense;
  building products and equipment;
  automobiles and automobile components;
  machinery;
  construction and engineering;
  electrical components and equipment;
  industrial technology;
  business services;
  transportation; and
  manufacturing and industrial conglomerates
In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Industrial companies A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in industrial companies, the fund may perform poorly during a downturn in the industrials sector. Companies involved in industrial products, services, or equipment can be significantly affected by general economic trends, as well as by changes in consumer sentiment and spending, commodity prices, technological obsolescence, government regulation and import controls, labor relations, intense global competition, and liability for environmental damage.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Investment style Because the fund may hold stocks with either growth or value characteristics, it could underperform other funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

		Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL INDUSTRIALS FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	14.75%	Worst Quarter	12/31/18	-15.85%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 1, 2019, the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net replaced the MSCI All Country World Index Industrials Plus Automobiles and Auto Components as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Global Industrials Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	433
5 years	rr_ExpenseExampleYear05	883
10 years	rr_ExpenseExampleYear10	$ 2,133
2014	rr_AnnualReturn2014	(1.33%)
2015	rr_AnnualReturn2015	(1.37%)
2016	rr_AnnualReturn2016	9.83%
2017	rr_AnnualReturn2017	25.92%
2018	rr_AnnualReturn2018	(12.18%)
2019	rr_AnnualReturn2019	30.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.85%)
1 Year	rr_AverageAnnualReturnYear01	30.94%
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2013
T. Rowe Price Global Industrials Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.11%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	463
5 years	rr_ExpenseExampleYear05	876
10 years	rr_ExpenseExampleYear10	$ 2,028
1 Year	rr_AverageAnnualReturnYear01	31.32%
5 Years	rr_AverageAnnualReturnYear05
Since inception	rr_AverageAnnualReturnSinceInception	10.90%
Inception date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
T. Rowe Price Global Industrials Fund | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.16%
5 Years	rr_AverageAnnualReturnYear05	8.37%
Since inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2013
T. Rowe Price Global Industrials Fund | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.02%
5 Years	rr_AverageAnnualReturnYear05	7.22%
Since inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2013
T. Rowe Price Global Industrials Fund | MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.23%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.72%	[4]
T. Rowe Price Global Industrials Fund | MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (reflects no deduction for fees or expenses) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.92%	[4],[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2013	[4]
T. Rowe Price Global Industrials Fund | MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (reflects no deduction for fees or expenses) | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.83%	[4],[6]
Inception date	rr_AverageAnnualReturnInceptionDate	May 03, 2017	[4]
T. Rowe Price Global Industrials Fund | MSCI All Country World Index Industrials Plus Automobiles and Auto Components (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.95%
5 Years	rr_AverageAnnualReturnYear05	7.31%
T. Rowe Price Global Industrials Fund | MSCI All Country World Index Industrials Plus Automobiles and Auto Components (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.49%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2013
T. Rowe Price Global Industrials Fund | MSCI All Country World Index Industrials Plus Automobiles and Auto Components (reflects no deduction for fees, expenses, or taxes) | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	7.40%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
T. Rowe Price Global Industrials Fund | Lipper Industrial Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.55%
5 Years	rr_AverageAnnualReturnYear05	8.29%
T. Rowe Price Global Industrials Fund | Lipper Industrial Funds Average | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.70%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
T. Rowe Price Global Industrials Fund | Lipper Industrial Funds Average | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.77%	[8]
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2017

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 1.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[4]	Effective June 1, 2019, the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net replaced the MSCI All Country World Index Industrials Plus Automobiles and Auto Components as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
[5]	Return since 10/24/13.
[6]	Return since 5/3/17.
[7]	Return since 10/31/13.
[8]	Return since 5/31/17.